Amounts receivable and prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Amounts receivable and prepayments
Schedule of amounts receivable and prepayments

As at December 31	2022	2021
Royalties receivable	$7,510	$6,313
Prepayments	1,306	637
Other receivable	551	—
Sales tax recoverable	236	74
Total amounts receivable and prepayments	$9,603	$7,024